SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment, Net
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Leasehold improvements	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment	10 - 20 (mainly 10)
Computers and peripheral equipment	33
Office furniture and equipment	10 - 20 (mainly 10)
Motor vehicles	15

Schedule of Warranty Allowance
The following table provides the details of the change in the Company's warranty accrual for the periods ended December 31, 2012 and 2011 and September 30, 2013 (unaudited):

	December 31,		September 30,
	2012	2011	2013
			(Unaudited)

Balance at the beginning of the period	$6,459	$5,936	$5,389
Warranties issued during the period	7,258	9,688	5,080
Costs incurred with respect of warranties during the period	(8,328)	(9,165)	(5,246)
	$5,389	$6,459	$5,223

Schedule of Benefit Plan Obligations
The actuarial calculations, as set forth below, have been performed in accordance with ASC 715.

	December 31,
	2012	2011

Accumulated benefit obligation	$4,696	$4,742

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$5,407	$4,619
Service cost	535	542
Interest cost	44	43
Actuarial (gain) loss	(245)	312
Currency exchange rate changes	(553)	237
Benefits paid	(179)	(346)
Projected benefit obligation at end of year	$5,009	$5,407

Net periodic benefit cost :

Service cost	$535	$542
Interest cost	44	43
Net periodic benefit cost	$579	$585

Amounts recognized in accumulated other comprehensive income:

Net actuarial gain (loss), net of taxes	$146	$(211)

Accumulated other comprehensive loss , net of taxes	$190	$336

Schedule of Assumptions Used for Benefit Plan Components
Year ended December 31,
	2012	2011	2010

Assumptions used to calculate amounts above:
Discount rate	0.70%	0.90%	1.00%
Rate of compensation increase	1.00%	2.00%	2.00%

Schedule of Expected Benefit Payments	Benefit payments are expected to be paid as follows:
December 31,

2013	$598
2014	$446
2015	$410
2016	$514
2017	$993
2018-2022	$2,528

Schedule of Assumptions Used in Stock Option Valuations
	Year ended December 31,			Nine months ended September 30,
	2012	2011	2010	2013	2012
				(Unaudited)

Volatility	73%	76%	75%	60%	75%
Risk-free interest rate	0.93%	1.19%	2.15%	0.88%	1.01%
Dividend yield	0%	0%	0%	0%	0%
Expected term (years)	4.70	4.72	4.57	4.45	4.75

Schedule of Equity-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2012, 2011 and 2010 and for the nine months period ended September 30, 2013 and 2012 was comprised as follows:

	Year ended December 31,			Nine months ended September 30,
	2012	2011	2010	2013	2012
				(Unaudited)

Cost of goods sold	$127	$104	$70	$99	$83
Research and development	189	186	123	191	130
Sales and marketing	385	249	243	282	219
General and administrative	2,584	208	433	818	1,559
Total equity-based compensation expense	$3,285	$747	$869	$1,390	$1,991

Schedule of Allowance for Doubtful Accounts
Changes in the Company's allowance for doubtful accounts during the fiscal years ended at December 31, 2012 and 2011 and the nine month period ended September 30, 2013 (unaudited), are as follows:

	December 31,		September 30
	2012	2011	2013
			(Unaudited)

Balance at the beginning of the period	$2,789	$3,406	$2,379
Doubtful debt expenses (income) during the period	102	(78)	199
Customer write-offs during the period	(528)	(564)	(323)
Exchange rate	16	25	(4)
	$2,379	$2,789	$2,251

Schedule of Derivative Instruments
The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Balance Sheet	Fair Value of Derivative Instruments
		Year ended December 31,		Nine months ended September 30
		2012	2011	2013
				(Unaudited)
Derivative Assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	$745	$-	$130
Interest rate swap	Other long term assets	-	-	441
Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	547	335	-

Total		$1,292	$335	$571

Derivative Liabilities

Derivatives designated as hedging instruments:
Interest rate swap	Other accounts payable and accrued expenses	$(105)	$(433)	$(214)
Interest rate swap	Other long term liabilities	-	-	(68)
Foreign exchange option and forward contracts		-	(344)	-
Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	(159)	(283)	(259)
Lease embedded derivative	Other accounts payable and accrued expenses	(197)	(152)	(358)
Lease embedded derivative	Other long term liabilities	(1,369)	(1,131)	(1,992)
Cash fee	Other long term liabilities	(282)	(501)	(315)

Total		$(2,112)	$(2,844)	$(3,206)

	Gain (loss) Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2012	2011	Item	2012	2011

Derivatives designated as hedging instruments:
Interest rate swap	$(677)	$545	Financial expenses , net	$635	$(696)
Foreign exchange option and forward contract	1,090	(133)	Operating income (expenses)	(349)	874

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	-	Financial expense,net	1,235	(1,633)
Lease embedded derivative	-	-	Financial expense,net	(399)	992
Cash Fee	-	-	Financial expense,net	219	73

Total	$413	$412		$1,341	$(390)

	Gain (loss) Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Nine months ended September 30,		Statements of Operations	Nine months ended September 30,
	2013	2012	Item	2013	2012
	(Unaudited)			(Unaudited)

Derivatives designated as hedging instruments:
Interest rate swap	$209	$452	Financial expenses, net	$(40)	$(497)
Foreign exchange option and forward contract	(615)	433	Operating income (expenses)	1,087	(349)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	-	Financial expense,net	(19)	732
Lease embedded derivative	-	-	Financial expense,net	(963)	300
Cash Fee	-	-	Financial expense,net	(33)	-

Total	$(406)	$885		$32	$186

Schedule of Restructuring Plan Charges
The major components of the  restructuring plans charges are as follows:

	Employee termination benefits	Lease abandonment	Total
Balance as of January 1, 2010	$372	$1,326	$1,698
Cash outlays	(192)	(411)	(603)

Balance as of January 1, 2011	$180	$915	$1,095
Cash outlays	(98)	(437)	(535)

Balance as of December 31, 2011	82	478	560
Cash outlays	(82)	(478)	(560)

Balance as of December 31, 2012 and September 30, 2013	$-	$-	$-

Schedule of Accumulated Other Comprehensive Income, Net
The total accumulated other comprehensive income, net was comprised as follows:

	As of December 31,		As of September 30,
	2012	2011	2013
			(Unaudited)

Accumulated losses on derivative instruments	$(945)	$(1,358)	$(1,351)
Deferred pension items, net of taxes	(190)	(336)	(190)
Accumulated foreign currency translation differences	16,711	17,151	16,039

Total accumulated other comprehensive income, net	$15,576	$15,457	$14,498

Schedule of Changes in Accumulated Balances of Other Comprehensive Income, Net of Taxes
The following table summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the nine month period ended on September 30, 2013:

	Unrealized gains (losses) on derivative instruments	Deferred pension items	Accumulated foreign currency translation differences	Total

Balance as of December 31, 2012	$(945)	$(190)	$16,711	$15,576
Other comprehensive income (loss) before reclassifications	312	-	(672)	(360)
Amounts reclassified from AOCI	(718)	-	-	(718)

Net current period other comprehensive income	(406)	-	(672)	(1,078)

Balance as of September 30, 2013 (unaudited)	$(1,351)	$(190)	$16,039	$14,498

Schedule of Details about Reclassification out of Accumulated Other Comprehensive Income
The following table provides details about reclassifications out of accumulated other comprehensive income:

	Nine month period ended September 30, 2013	Affected line item in the statement of income
(Unaudited)

	$499	Cost of revenues
Unrealized gains (losses) on cash flow hedge	107	Research and development
	37	Sales and marketing
	102	General and administrative
	(27)	Financial expenses, net
$718